Cover	12 Months Ended
Dec. 31, 2022
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	Post-Effective Amendment No. 1
Entity Registrant Name	Forafric Global PLC
Entity Central Index Key	0001903870
Entity Incorporation, State or Country Code	J1
Entity Address, Address Line One	Unit 5.3, Madison Building,
Entity Address, Address Line Two	Midtown
Entity Address, City or Town	Queensway
Entity Address, Country	GI
Entity Address, Postal Zip Code	GX11 1AA
City Area Code	011
Local Phone Number	350 20072505
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	950 Third Avenue
Entity Address, Address Line Two	19th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10C022
City Area Code	212
Local Phone Number	530-2206
Contact Personnel Name	Hunter Taubman Fischer & Li LLC